PROPERTY, PLANT AND EQUIPMENT - Disclosure of Detailed Information About Property, Plant and Equipment, Allocated By Mine (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 406,294
Impairment		$ (29,684)
Property, plant and equipment at end of period	378,630	406,294
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	973,472	942,932
Additions	27,180	37,137
Reclassification to asset held-for-sale		12
Transfers and disposals	(10,953)	(6,609)
Property, plant and equipment at end of period	989,699	973,472
Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(567,178)	(491,597)
Depreciation and amortization	(48,253)	(49,037)
Impairment		(29,684)
Reclassification to asset held-for-sale		(117)
Transfers and disposals	4,362	3,257
Property, plant and equipment at end of period	(611,069)	(567,178)
San Dimas [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	97,112
Property, plant and equipment at end of period	90,103	97,112
San Dimas [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	183,371	164,796
Additions	8,486	10,765
Reclassification to asset held-for-sale		0
Transfers and disposals	255	7,810
Property, plant and equipment at end of period	192,112	183,371
San Dimas [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(86,259)	(70,419)
Depreciation and amortization	(16,268)	(15,577)
Impairment		0
Reclassification to asset held-for-sale		0
Transfers and disposals	518	(263)
Property, plant and equipment at end of period	(102,009)	(86,259)
Santa Elena [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	98,513
Property, plant and equipment at end of period	90,329	98,513
Santa Elena [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	180,128	167,542
Additions	9,251	9,399
Reclassification to asset held-for-sale		0
Transfers and disposals	(2,507)	3,187
Property, plant and equipment at end of period	186,872	180,128
Santa Elena [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(81,615)	(67,563)
Depreciation and amortization	(16,314)	(15,543)
Impairment		0
Reclassification to asset held-for-sale		0
Transfers and disposals	1,387	1,491
Property, plant and equipment at end of period	(96,542)	(81,615)
La Encantada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	30,015
Property, plant and equipment at end of period	27,534	30,015
La Encantada [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	168,736	157,923
Additions	3,995	4,309
Reclassification to asset held-for-sale		0
Transfers and disposals	(457)	6,504
Property, plant and equipment at end of period	172,274	168,736
La Encantada [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(138,721)	(133,501)
Depreciation and amortization	(7,190)	(4,889)
Impairment		0
Reclassification to asset held-for-sale		0
Transfers and disposals	1,171	(331)
Property, plant and equipment at end of period	(144,740)	(138,721)
Jerritt Canyon [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	133,971
Property, plant and equipment at end of period	129,057	133,971
Jerritt Canyon [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	216,668	209,749
Additions	2,689	8,453
Reclassification to asset held-for-sale		0
Transfers and disposals	(1,622)	(1,534)
Property, plant and equipment at end of period	217,735	216,668
Jerritt Canyon [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(82,697)	(42,971)
Depreciation and amortization	(6,257)	(10,614)
Impairment		(29,684)
Reclassification to asset held-for-sale		0
Transfers and disposals	275	572
Property, plant and equipment at end of period	(88,679)	(82,697)
Non-producing Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	17,611
Property, plant and equipment at end of period	17,036	17,611
Non-producing Properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	163,498	165,018
Additions	69	14
Reclassification to asset held-for-sale		12
Transfers and disposals	(1,211)	(1,546)
Property, plant and equipment at end of period	162,356	163,498
Non-producing Properties [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(145,887)	(146,823)
Depreciation and amortization	(92)	(165)
Impairment		0
Reclassification to asset held-for-sale		(117)
Transfers and disposals	659	1,218
Property, plant and equipment at end of period	(145,320)	(145,887)
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	29,072
Property, plant and equipment at end of period	24,574	29,072
Other [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	61,071	77,904
Additions	2,690	4,197
Reclassification to asset held-for-sale		0
Transfers and disposals	(5,411)	(21,030)
Property, plant and equipment at end of period	58,350	61,071
Other [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(31,999)	(30,320)
Depreciation and amortization	(2,130)	(2,249)
Impairment		0
Reclassification to asset held-for-sale		0
Transfers and disposals	353	570
Property, plant and equipment at end of period	$ (33,776)	$ (31,999)